Consolidated Balance Sheets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash	$ 1,264,881	$ 16,443,929
Restricted cash		351,334
Accounts receivable, net of allowance for expected credit losses	7,283,566	13,803,367
Other receivables and prepayment	36,203,895	26,455,037
Notes receivable	73,328	672,347
Total current assets	44,825,670	57,726,014
Non-current assets:
Property and equipment, net	3,523,810	5,582,480
Intangible assets, net	87,659,719	102,885,017
Goodwill	80,294,407	81,770,963
Investment	426,923	438,647
Right-of-use assets	2,725,777	4,484,843
Deferred tax assets	327,730
Other assets	4,849,175	4,155,236
Other receivables, net (long term)	9,003,964	8,145,659
Total non-current assets	188,811,505	207,462,845
TOTAL ASSETS	233,637,175	265,188,859
Current liabilities:
Accounts payable	8,091,759	9,192,619
Accrued liabilities and other payables	82,095,458	89,358,279
Contract liabilities	2,066,634	1,575,067
Lease liabilities – current portion	1,665,410	1,446,823
Amounts due to related parties	912,351	135,718
Total current liabilities	94,831,612	101,708,506
Non-current liabilities:
Lease liabilities – non-current portion	1,148,526	3,064,357
Accrued liabilities and other payables	3,347,540	3,666,995
Deferred tax liabilities		2,900,999
Total non- current liabilities	4,496,066	9,632,351
TOTAL LIABILITIES	99,327,678	111,340,857
Commitments and contingencies
Mezzanine equity
Redeemable preferred shares, $ 0.01 par value, 21,794,872 shares authorized, issued and outstanding at December 31, 2022 and 2021	10,204,326	10,204,326
Share capital
Preferred shares, $0.01 par value; 2,500,000 shares authorized, issued and outstanding at December 31, 2022; 1,000,000 shares authorized, issued and outstanding at December 31, 2021	25,000	10,000
Ordinary shares, $0.01 par value; 500,000,000 shares authorized; 492,498,688 and 385,542,224 shares issued and outstanding at December 31, 2022 and 2021	4,924,987	3,855,422
Additional paid-in capital	343,901,804	316,322,976
Accumulated deficit	(235,249,958)	(182,710,276)
Accumulated other comprehensive income (loss)	542,969	(1,592,762)
Total equity attributable to owners of the company	114,144,802	135,885,360
Non-controlling interest	9,960,369	7,758,316
Total Shareholders’ Equity	124,105,171	143,643,676
TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS’ EQUITY	$ 233,637,175	$ 265,188,859